Schedule of Investments (unaudited)
June 30, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
AAR Corp.(a)	3,822	$ 546,278
Mercury Systems, Inc.(a)	5,154	630,489
VSE Corp.	2,741	626,319
		1,803,086
Air Freight & Logistics — 0.2%
Hub Group, Inc., Class A	5,901	258,405
Automobile Components — 1.3%
Adient PLC(a)	7,716	141,820
Dana, Inc.	10,600	288,426
Dauch Corp.(a)	23,118	125,299
Dorman Products, Inc.(a)(b)	2,655	362,275
Fox Factory Holding Corp.(a)	4,085	69,220
Gentherm, Inc.(a)	2,987	101,887
LCI Industries	2,366	250,512
Patrick Industries, Inc.	3,206	287,835
Phinia, Inc.	3,605	296,944
Standard Motor Products, Inc.	2,061	80,317
XPEL, Inc.(a)	2,443	121,173
		2,125,708
Automobiles — 0.1%
Winnebago Industries, Inc.	2,752	85,972
Banks — 8.6%
Ameris Bancorp	5,737	517,822
Atlantic Union Bankshares Corp.	13,025	551,088
Axos Financial, Inc.(a)	5,177	504,188
Banc of California, Inc.	12,451	254,374
BancFirst Corp.	2,027	225,260
Bancorp, Inc. (The)(a)	3,789	237,343
Bank of Hawaii Corp.	3,606	293,853
BankUnited, Inc.	6,182	299,518
Banner Corp.	3,082	204,768
Beacon Financial Corp.	7,628	232,273
Capitol Federal Financial, Inc.	11,358	96,657
Cathay General Bancorp	6,101	378,201
Central Pacific Financial Corp.	2,178	83,200
City Holding Co.	1,373	182,115
Community Financial System, Inc.	4,783	321,035
Customers Bancorp, Inc.(a)	3,061	242,125
CVB Financial Corp.	15,233	343,504
Dime Commercial Bancshares, Inc.	3,982	161,868
Eagle Bancorp, Inc.	2,702	76,710
FB Financial Corp.	3,913	216,584
First BanCorp/Puerto Rico	13,981	364,485
First Bancorp/Southern Pines NC	4,029	257,574
First Commonwealth Financial Corp.	9,859	200,433
First Financial Bancorp	9,454	319,829
First Hawaiian, Inc.	11,885	348,230
First Interstate BancSystem, Inc., Class A	8,231	317,387
Fulton Financial Corp.	17,157	415,028
Hanmi Financial Corp.	2,690	87,156
Heritage Financial Corp.	3,751	111,105
Hilltop Holdings, Inc.	4,017	155,779
Hope Bancorp, Inc.	12,443	170,220
Independent Bank Corp.	4,398	368,201
Lakeland Financial Corp.	2,425	149,671
National Bank Holdings Corp., Class A	4,076	181,097
NBT Bancorp, Inc.	5,062	249,911
Northwest Bancshares, Inc.	13,316	201,871
OFG Bancorp	3,836	188,232
Security	Shares	Value
Banks (continued)
Park National Corp.	1,567	$ 286,745
Pathward Financial, Inc.	1,921	167,242
Preferred Bank	561	59,612
Provident Financial Services, Inc.	11,860	280,370
Renasant Corp.	8,397	357,208
S&T Bancorp, Inc.	3,274	160,688
Seacoast Banking Corp. of Florida	8,757	291,170
ServisFirst Bancshares, Inc.	4,897	424,815
Simmons First National Corp., Class A	13,202	299,025
Southside Bancshares, Inc.	2,725	95,893
Stellar Bancorp, Inc.	4,492	176,625
Tompkins Financial Corp.	1,232	116,449
Triumph Financial, Inc.(a)	2,202	168,035
TrustCo Bank Corp.	1,592	87,417
Trustmark Corp.	5,704	262,441
United Community Banks, Inc.	9,796	343,742
WaFd, Inc.	6,693	256,810
Westamerica BanCorp	2,138	125,436
WSFS Financial Corp.	4,737	363,470
		13,831,888
Beverages — 0.2%
National Beverage Corp.(a)	2,278	71,074
Vita Coco Co., Inc. (The)(a)	4,282	283,211
		354,285
Biotechnology — 3.8%
ACADIA Pharmaceuticals, Inc.(a)	12,340	312,202
ADMA Biologics, Inc.(a)	22,573	188,936
Alkermes PLC(a)	16,263	852,100
Arcus Biosciences, Inc.(a)	8,454	260,637
Catalyst Pharmaceuticals, Inc.(a)	11,205	352,173
Krystal Biotech, Inc.(a)	2,559	951,103
Protagonist Therapeutics, Inc.(a)(b)	5,897	722,854
PTC Therapeutics, Inc.(a)	8,096	660,391
Sarepta Therapeutics, Inc.(a)(b)	10,284	184,803
TG Therapeutics, Inc.(a)	12,864	706,748
Veracyte, Inc.(a)	7,797	457,918
Vericel Corp.(a)	4,995	222,228
Vir Biotechnology, Inc.(a)	11,921	121,475
Xencor, Inc.(a)	7,220	116,242
		6,109,810
Broadline Retail — 0.6%
Etsy, Inc.(a)	9,265	697,932
Kohl’s Corp.	10,932	193,715
		891,647
Building Products — 2.5%
Apogee Enterprises, Inc.	2,067	94,545
Armstrong World Industries, Inc.	4,166	668,310
AZZ, Inc.	2,911	451,350
CSW Industrials, Inc.	1,609	447,785
Gibraltar Industries, Inc.(a)	2,924	131,872
Griffon Corp.	3,754	366,128
Hayward Holdings, Inc.(a)	19,442	336,541
Masterbrand, Inc.(a)	19,773	203,464
Quanex Building Products Corp.	4,431	82,505
Resideo Technologies, Inc.(a)	13,618	423,520
Zurn Elkay Water Solutions Corp.	14,487	732,028
		3,938,048
Capital Markets — 3.1%
Acadian Asset Management, Inc.(b)	2,567	183,592
Artisan Partners Asset Management, Inc., Class A	6,913	238,706

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
BGC Group, Inc., Class A	35,997	$ 384,808
Cohen & Steers, Inc.	2,723	207,329
Donnelley Financial Solutions, Inc.(a)	2,434	102,106
MarketAxess Holdings, Inc.	3,225	366,005
Moelis & Co., Class A	6,021	393,894
Piper Sandler Cos.	6,582	476,142
PJT Partners, Inc., Class A	2,525	381,124
StepStone Group, Inc., Class A	6,710	277,526
StoneX Group, Inc.(a)	6,880	815,280
Victory Capital Holdings, Inc., Class A	4,507	378,858
Virtu Financial, Inc., Class A	7,969	474,713
Virtus Investment Partners, Inc.	612	87,822
WisdomTree, Inc.	12,247	207,464
		4,975,369
Chemicals — 3.2%
Balchem Corp.	3,138	530,165
Celanese Corp., Class A	10,713	492,798
Eastman Chemical Co.	11,162	747,631
Element Solutions, Inc.	22,338	1,066,640
FMC Corp.	12,180	140,070
Hawkins, Inc.	2,031	288,605
HB Fuller Co.	5,325	310,394
Ingevity Corp.(a)(b)	3,399	253,803
Innospec, Inc.	2,412	196,313
Koppers Holdings, Inc.	1,874	84,143
Minerals Technologies, Inc.	3,022	223,537
Quaker Chemical Corp.	1,344	213,521
Sensient Technologies Corp.	4,146	511,160
Stepan Co.	2,100	117,012
		5,175,792
Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	5,699	252,124
Brady Corp., Class A, NVS	4,268	390,821
Casella Waste Systems, Inc., Class A(a)	6,116	593,068
Deluxe Corp.	4,459	106,481
GEO Group, Inc. (The)(a)	12,772	377,413
Healthcare Services Group, Inc.(a)	6,687	164,233
HNI Corp.	6,840	276,404
Interface, Inc., Class A	5,682	203,643
Liquidity Services, Inc.(a)	2,309	90,328
Millerknoll, Inc.	6,659	136,243
OPENLANE, Inc.(a)	10,318	425,514
Pitney Bowes, Inc.	6,898	120,853
UniFirst Corp.	1,422	376,062
Vestis Corp.(a)	10,935	158,776
		3,671,963
Communications Equipment — 1.6%
Calix, Inc.(a)	5,654	211,007
Digi International, Inc.(a)	3,671	275,142
Extreme Networks, Inc.(a)	12,738	412,329
Harmonic, Inc.(a)	10,566	172,543
NetScout Systems, Inc.(a)(b)	6,652	289,695
Viasat, Inc.(a)(b)	13,256	1,190,521
		2,551,237
Construction & Engineering — 2.6%
Arcosa, Inc.	4,792	696,230
Argan, Inc.	1,362	1,087,625
Granite Construction, Inc.	4,271	675,160
MYR Group, Inc.(a)	1,521	761,108
Security	Shares	Value
Construction & Engineering (continued)
Primoris Services Corp.	5,292	$ 524,543
WillScot Holdings Corp., Class A	17,628	508,744
		4,253,410
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	2,060	223,201
Encore Capital Group, Inc.(a)	2,087	194,696
Enova International, Inc.(a)	2,427	584,252
Navient Corp.	6,318	53,766
PROG Holdings, Inc.	3,902	181,872
World Acceptance Corp.(a)	270	60,434
		1,298,221
Consumer Staples Distribution & Retail — 0.9%
Andersons, Inc. (The)	3,286	224,762
Chefs’ Warehouse, Inc. (The)(a)(b)	3,547	340,867
Grocery Outlet Holding Corp.(a)	9,635	96,157
PriceSmart, Inc.	2,469	482,295
United Natural Foods, Inc.(a)(b)	5,917	270,229
		1,414,310
Containers & Packaging — 0.1%
O-I Glass, Inc.(a)(b)	14,932	143,795
Distributors — 0.4%
LKQ Corp.	24,876	654,985
Diversified Consumer Services — 1.8%
ADT, Inc.	55,167	358,585
Bright Horizons Family Solutions, Inc.(a)	5,124	363,189
Covista, Inc.(a)	3,326	414,619
Frontdoor, Inc.(a)	6,862	532,423
Laureate Education, Inc., Class A(a)	12,405	450,550
Matthews International Corp., Class A	3,040	81,837
Perdoceo Education Corp.	5,366	171,712
Strategic Education, Inc.	2,195	168,181
Stride, Inc.(a)	4,081	351,945
		2,893,041
Diversified REITs — 0.8%
American Assets Trust, Inc.	4,613	113,895
Broadstone Net Lease, Inc.	18,676	386,033
Essential Properties Realty Trust, Inc.	21,113	630,223
Global Net Lease, Inc.	18,561	165,935
		1,296,086
Diversified Telecommunication Services — 1.0%
Cogent Communications Holdings, Inc.	4,651	64,556
Iridium Communications, Inc.	10,298	564,845
Lumen Technologies, Inc.(a)	92,515	710,515
Uniti Group, Inc.(a)	17,738	203,455
		1,543,371
Electric Utilities — 0.1%
Hawaiian Electric Industries, Inc.(a)	16,815	227,507
Electrical Equipment — 0.7%
Powell Industries, Inc.(b)	2,772	793,790
Sunrun, Inc.(a)	23,234	310,871
		1,104,661
Electronic Equipment, Instruments & Components — 3.2%
Arlo Technologies, Inc.(a)	10,576	142,565
Badger Meter, Inc.	2,844	421,993
Benchmark Electronics, Inc.	3,511	346,430
CTS Corp.	2,786	181,619
ePlus, Inc.	2,547	211,987
Insight Enterprises, Inc.(a)	2,941	358,214

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Itron, Inc.(a)(b)	4,319	$ 373,723
Knowles Corp.(a)	8,359	346,731
Mirion Technologies, Inc., Class A(a)	23,866	427,917
Napco Security Technologies, Inc.	3,479	132,132
OSI Systems, Inc.(a)	1,510	330,237
PC Connection, Inc.	1,105	80,654
Plexus Corp.(a)	2,613	785,651
Rogers Corp.(a)	1,612	263,933
ScanSource, Inc.(a)	1,822	94,908
Vishay Intertechnology, Inc.	12,107	651,115
		5,149,809
Energy Equipment & Services — 2.3%
Archrock, Inc.	17,096	695,978
Atlas Energy Solutions, Inc.	7,544	125,306
Bristow Group, Inc.	2,508	103,631
Cactus, Inc., Class A	6,762	346,417
Core Laboratories, Inc.	4,491	52,320
Helix Energy Solutions Group, Inc.(a)	13,343	116,618
Innovex International, Inc.(a)	3,748	92,950
Kodiak Gas Services, Inc.	9,554	717,792
Liberty Energy, Inc., Class A	15,896	416,316
Noble Corp. PLC	12,275	457,858
Patterson-UTI Energy, Inc.	33,764	309,954
Tidewater, Inc.(a)	4,505	300,168
		3,735,308
Entertainment — 0.9%
Cinemark Holdings, Inc.	10,017	317,839
Madison Square Garden Sports Corp., Class A(a)(b)	1,754	704,827
Sphere Entertainment Co., Class A(a)	2,620	453,339
		1,476,005
Financial Services — 2.0%
Enact Holdings, Inc.	2,721	124,377
EVERTEC, Inc.	6,000	166,680
HA Sustainable Infrastructure Capital, Inc.	12,447	486,055
Jackson Financial, Inc., Class A	3,151	322,631
Merchants Bancorp	2,863	143,150
NCR Atleos Corp.(a)	7,187	311,988
NMI Holdings, Inc., Class A(a)	7,398	303,984
Payoneer Global, Inc.(a)	24,679	175,714
Radian Group, Inc.	12,993	489,446
Sezzle, Inc.(a)	1,638	281,130
Walker & Dunlop, Inc.	3,344	182,917
Western Union Co. (The)	26,016	200,323
		3,188,395
Food Products — 1.0%
Cal-Maine Foods, Inc.	4,351	350,517
Del Monte Corp.	3,196	89,200
Freshpet, Inc.(a)	4,812	284,485
J & J Snack Foods Corp.	1,461	107,310
John B Sanfilippo & Son, Inc.	887	76,273
Lamb Weston Holdings, Inc.	13,482	582,153
Simply Good Foods Co. (The)(a)	8,108	107,674
Tootsie Roll Industries, Inc.	1,970	77,914
		1,675,526
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	2,337	286,236
Northwest Natural Holding Co.	4,120	202,127
		488,363
Ground Transportation — 1.2%
ArcBest Corp.	2,170	311,482
Security	Shares	Value
Ground Transportation (continued)
Heartland Express, Inc.	4,453	$ 67,775
Hertz Global Holdings, Inc.(a)(b)	12,303	27,866
Lyft, Inc., Class A(a)	37,090	541,885
Marten Transport Ltd.	5,640	97,854
RXO, Inc.(a)	16,061	443,123
Schneider National, Inc., Class B	4,842	176,878
Werner Enterprises, Inc.	5,840	254,682
		1,921,545
Health Care Equipment & Supplies — 2.8%
Artivion, Inc.(a)	4,160	93,475
Avanos Medical, Inc.(a)(b)	4,561	113,478
CONMED Corp.	2,932	95,964
Enovis Corp.(a)	5,607	116,065
Glaukos Corp.(a)	5,733	801,244
ICU Medical, Inc.(a)	2,443	358,144
Inspire Medical Systems, Inc.(a)(b)	2,554	113,934
Integer Holdings Corp.(a)	3,324	310,628
Integra LifeSciences Holdings Corp.(a)	6,517	117,045
LeMaitre Vascular, Inc.	2,049	196,622
Merit Medical Systems, Inc.(a)	5,832	404,391
Neogen Corp.(a)(b)	21,202	190,606
Omnicell, Inc.(a)	4,431	183,975
QuidelOrtho Corp.(a)	6,642	116,335
STAAR Surgical Co.(a)	4,847	139,060
Tandem Diabetes Care, Inc.(a)	6,673	100,696
Teleflex, Inc.	4,313	546,716
TransMedics Group, Inc.(a)	3,365	223,503
UFP Technologies, Inc.(a)	759	201,234
		4,423,115
Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc.(a)(b)	8,998	265,711
AdaptHealth Corp.(a)	10,501	109,421
Addus HomeCare Corp.(a)	1,780	178,837
AMN Healthcare Services, Inc.(a)	3,778	122,294
Astrana Health, Inc.(a)	4,135	191,905
BrightSpring Health Services, Inc.(a)	15,429	1,076,019
CorVel Corp.(a)	3,058	191,186
LifeStance Health Group, Inc.(a)	22,314	238,983
Molina Healthcare, Inc.(a)	5,082	1,162,255
National HealthCare Corp.	1,217	257,225
NeoGenomics, Inc.(a)	12,682	185,030
Pediatrix Medical Group, Inc.(a)	7,810	197,827
Privia Health Group, Inc.(a)	11,536	296,821
Progyny, Inc.(a)	7,094	204,520
RadNet, Inc.(a)(b)	6,893	425,091
Select Medical Holdings Corp.	10,749	177,466
U.S. Physical Therapy, Inc.	1,481	101,715
		5,382,306
Health Care REITs — 0.3%
LTC Properties, Inc.	4,983	191,596
Medical Properties Trust, Inc.	47,766	220,679
		412,275
Health Care Technology — 0.1%
Certara, Inc.(a)	11,362	74,421
HealthStream, Inc.	2,275	61,994
Schrodinger, Inc.(a)	5,555	90,269
		226,684
Hotel & Resort REITs — 1.2%
Apple Hospitality REIT, Inc.	21,445	360,490
DiamondRock Hospitality Co.	19,914	242,553

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs (continued)
Pebblebrook Hotel Trust	10,317	$ 200,253
Ryman Hospitality Properties, Inc.	6,160	791,868
Sunstone Hotel Investors, Inc.	18,142	207,726
Xenia Hotels & Resorts, Inc.	8,983	182,894
		1,985,784
Hotels, Restaurants & Leisure — 2.8%
BJ’s Restaurants, Inc.(a)	2,049	124,446
Brinker International, Inc.(a)(b)	4,185	703,080
Caesars Entertainment, Inc.(a)	19,889	600,250
Cheesecake Factory, Inc. (The)	4,465	355,146
Cracker Barrel Old Country Store, Inc.	2,178	116,087
Life Time Group Holdings, Inc.(a)	14,997	612,478
Marriott Vacations Worldwide Corp.	2,676	272,631
Monarch Casino & Resort, Inc.	1,186	156,089
Papa John’s International, Inc.	3,206	117,885
Penn Entertainment, Inc.(a)	12,364	264,095
Pursuit Attractions & Hospitality, Inc.(a)(b)	2,021	113,115
Red Rock Resorts, Inc., Class A	4,621	300,642
Sabre Corp.(a)	38,501	80,467
Shake Shack, Inc., Class A(a)	3,928	220,047
Six Flags Entertainment Corp.(a)(b)	9,953	211,999
United Parks & Resorts, Inc.(a)	2,297	109,659
Wendy’s Co. (The)(b)	15,396	127,633
		4,485,749
Household Durables — 2.7%
Cavco Industries, Inc.(a)	757	465,086
Century Communities, Inc.	2,453	175,782
Champion Homes, Inc.(a)	5,403	476,112
Dream Finders Homes, Inc., Class A(a)(b)	2,699	46,585
Green Brick Partners, Inc.(a)	2,954	236,438
Installed Building Products, Inc.	2,191	503,579
La-Z-Boy, Inc.	3,984	159,838
Leggett & Platt, Inc.	13,288	155,603
LGI Homes, Inc.(a)	1,993	126,914
M/I Homes, Inc.(a)	2,500	401,975
Meritage Homes Corp.	6,494	544,522
Mohawk Industries, Inc.(a)	4,988	605,194
Newell Brands, Inc.	41,381	254,079
Sonos, Inc.(a)	11,602	156,975
		4,308,682
Household Products — 0.5%
Central Garden & Pet Co.(a)	815	36,137
Central Garden & Pet Co., Class A, NVS(a)	4,998	193,773
Energizer Holdings, Inc.	5,934	127,225
Reynolds Consumer Products, Inc.	5,335	143,245
WD-40 Co.	1,313	319,899
		820,279
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class C	11,843	404,794
Industrial REITs — 0.7%
Innovative Industrial Properties, Inc.	2,821	174,845
LXP Industrial Trust	5,741	309,325
Terreno Realty Corp.	10,380	672,313
		1,156,483
Insurance — 1.8%
AMERISAFE, Inc.	1,821	61,605
Assured Guaranty Ltd.	4,071	326,331
Employers Holdings, Inc.	1,660	83,797
Genworth Financial, Inc., Class A(a)	31,998	303,021
Goosehead Insurance, Inc., Class A(a)	2,306	111,841
Security	Shares	Value
Insurance (continued)
HCI Group, Inc.	1,035	$ 181,384
Horace Mann Educators Corp.	3,675	189,814
Kemper Corp.	2,609	70,339
Lincoln National Corp.	9,926	350,884
Mercury General Corp.	2,598	276,999
Palomar Holdings, Inc.(a)	2,593	327,729
Safety Insurance Group, Inc.	1,450	108,547
SiriusPoint Ltd.(a)	7,299	175,176
Stewart Information Services Corp.	2,965	195,749
Trupanion, Inc.(a)	3,312	82,038
United Fire Group, Inc.	2,148	112,641
		2,957,895
Interactive Media & Services — 1.3%
Cargurus, Inc., Class A(a)	7,398	252,198
Match Group, Inc.	22,760	866,018
People, Inc.(a)	6,102	281,668
QuinStreet, Inc.(a)	5,596	81,981
TripAdvisor, Inc.(a)(b)	11,334	155,389
Yelp, Inc.(a)	5,086	124,709
Ziff Davis, Inc.(a)(b)	3,588	187,904
ZoomInfo Technologies, Inc., Class A(a)	25,259	74,009
		2,023,876
IT Services — 0.1%
DXC Technology Co.(a)	15,922	140,910
Everforth, Inc.(a)	3,991	71,319
		212,229
Leisure Products — 0.4%
Acushnet Holdings Corp.	2,690	318,846
Callaway Golf Co.(a)	13,305	250,001
		568,847
Life Sciences Tools & Services — 0.2%
Azenta, Inc.(a)	3,993	101,902
BioLife Solutions, Inc.(a)	3,854	108,837
Fortrea Holdings, Inc.(a)	9,213	160,306
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	262	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	262	—
		371,045
Machinery — 4.7%
Alamo Group, Inc.	1,061	174,524
Astec Industries, Inc.	2,241	137,127
Atmus Filtration Technologies, Inc.	7,953	405,523
Enerpac Tool Group Corp., Class A	5,050	181,093
Enpro, Inc.	2,061	776,853
ESCO Technologies, Inc.	2,527	884,551
Federal Signal Corp.	5,951	764,644
Franklin Electric Co., Inc.	3,702	396,817
Gates Industrial Corp. PLC(a)	24,781	693,125
Greenbrier Cos., Inc. (The)	3,034	148,696
JBT Marel Corp.(b)	5,083	737,035
Kadant, Inc.	1,154	362,621
Kennametal, Inc.	7,424	260,211
Lindsay Corp.	1,014	125,533
Mueller Water Products, Inc., Class A	15,240	393,649
Proto Labs, Inc.(a)	2,317	188,859
Standex International Corp.	1,182	422,766
Tennant Co.	1,659	145,229
Trinity Industries, Inc.	7,744	267,788
Worthington Enterprises, Inc.	3,024	162,570
		7,629,214

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Marine Transportation — 0.4%
Matson, Inc.	2,955	$ 568,040
Media — 0.2%
DoubleVerify Holdings, Inc.(a)	12,404	134,459
John Wiley & Sons, Inc., Class A	3,835	186,036
Scholastic Corp.	1,594	73,324
		393,819
Metals & Mining — 0.8%
Century Aluminum Co.(a)	5,494	252,779
Kaiser Aluminum Corp.	1,577	308,509
Materion Corp.	2,031	603,999
Metallus, Inc.(a)	3,486	65,153
		1,230,440
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Adamas Trust, Inc.	8,138	76,334
Arbor Realty Trust, Inc.	14,947	81,013
ARMOUR Residential REIT, Inc.	12,081	210,814
Blackstone Mortgage Trust, Inc., Class A	15,222	258,013
Ellington Financial, Inc.	12,212	166,205
Franklin BSP Realty Trust, Inc.	7,496	61,017
PennyMac Mortgage Investment Trust	8,492	95,790
Redwood Trust, Inc.	12,196	57,809
Rithm Capital Corp.	54,545	512,178
Two Harbors Investment Corp.	10,232	126,979
		1,646,152
Multi-Utilities — 0.3%
Avista Corp.	8,076	330,389
Unitil Corp.	1,753	92,366
		422,755
Office REITs — 0.6%
Douglas Emmett, Inc.	13,961	164,740
Easterly Government Properties, Inc.	4,289	106,925
Highwoods Properties, Inc.	10,740	323,918
JBG SMITH Properties	5,674	83,238
SL Green Realty Corp.	6,916	358,041
		1,036,862
Oil, Gas & Consumable Fuels — 0.8%
CVR Energy, Inc.	2,937	80,885
Dorian LPG Ltd.	3,581	124,547
International Seaways, Inc.	3,954	302,837
Kinetik Holdings, Inc., Class A	5,110	247,017
Par Pacific Holdings, Inc.(a)(b)	4,905	275,072
REX American Resources Corp.(a)	2,758	124,524
World Kinect Corp.	4,987	164,272
		1,319,154
Paper & Forest Products — 0.1%
Sylvamo Corp.	3,250	122,850
Passenger Airlines — 0.5%
Allegiant Travel Co.(a)	2,185	256,956
JetBlue Airways Corp.(a)	28,985	166,084
SkyWest, Inc.(a)	3,878	385,202
		808,242
Personal Care Products — 0.2%
Edgewell Personal Care Co.	4,490	120,602
Interparfums, Inc.	1,777	198,775
		319,377
Pharmaceuticals — 2.1%
Amneal Pharmaceuticals, Inc., Class A(a)	16,778	290,427
Amphastar Pharmaceuticals, Inc.(a)	3,306	66,715
Security	Shares	Value
Pharmaceuticals (continued)
ANI Pharmaceuticals, Inc.(a)	1,776	$ 147,017
Collegium Pharmaceutical, Inc.(a)	3,160	114,392
Corcept Therapeutics, Inc.(a)(b)	9,326	810,896
Harmony Biosciences Holdings, Inc.(a)	3,891	141,671
Innoviva, Inc.(a)(b)	6,829	155,087
Ligand Pharmaceuticals, Inc.(a)	1,958	618,904
Organon & Co.	25,658	347,410
Pacira BioSciences, Inc.(a)	3,833	97,243
Phibro Animal Health Corp., Class A	2,053	64,464
Prestige Consumer Healthcare, Inc.(a)	4,615	218,151
Supernus Pharmaceuticals, Inc.(a)	5,654	262,968
		3,335,345
Professional Services — 1.0%
Insperity, Inc.	3,532	145,907
Korn Ferry	5,070	337,561
Legalzoom.com, Inc.(a)(b)	10,866	66,608
ManpowerGroup, Inc.	4,560	153,991
Paycom Software, Inc.	4,048	508,753
Robert Half, Inc.	9,794	300,676
Upwork, Inc.(a)	12,029	100,562
Verra Mobility Corp., Class A(a)	14,797	62,887
		1,676,945
Real Estate Management & Development — 0.4%
AGNT, Inc.	9,124	49,361
Cushman & Wakefield Ltd.(a)	22,930	307,032
Marcus & Millichap, Inc.	2,281	71,099
St. Joe Co. (The)	3,857	241,564
		669,056
Residential REITs — 0.1%
Centerspace	1,637	91,983
NexPoint Residential Trust, Inc.	2,135	59,609
		151,592
Retail REITs — 1.7%
Acadia Realty Trust	13,003	271,893
Curbline Properties Corp.	9,456	287,462
Getty Realty Corp.	5,405	180,311
Macerich Co. (The)	25,797	649,826
Phillips Edison & Co., Inc.	12,309	512,301
Saul Centers, Inc.	1,219	45,578
Tanger, Inc.	10,418	411,199
Urban Edge Properties	12,273	280,806
Whitestone REIT	4,404	83,500
		2,722,876
Semiconductors & Semiconductor Equipment — 6.2%
ACM Research, Inc., Class A(a)	5,566	706,270
Alpha & Omega Semiconductor Ltd.(a)	2,421	114,586
Axcelis Technologies, Inc.(a)	3,003	568,918
Cohu, Inc.(a)	4,593	339,469
Diodes, Inc.(a)	4,489	491,276
Enphase Energy, Inc.(a)	12,869	633,670
FormFactor, Inc.(a)	7,604	1,216,108
Ichor Holdings Ltd.(a)	3,400	381,752
Impinj, Inc.(a)	2,639	377,984
Kulicke & Soffa Industries, Inc.	5,105	682,845
MaxLinear, Inc.(a)	8,213	1,051,510
PDF Solutions, Inc.(a)	3,669	259,728
Penguin Solutions, Inc.(a)	4,499	341,969
Photronics, Inc.(a)	5,742	186,787
Power Integrations, Inc.	5,427	454,566
Qorvo, Inc.(a)	7,819	729,278

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies, Inc.(a)	5,946	$ 347,484
Ultra Clean Holdings, Inc.(a)	4,368	622,833
Veeco Instruments, Inc.(a)	5,965	452,147
		9,959,180
Software — 3.5%
A10 Networks, Inc.	7,012	261,968
ACI Worldwide, Inc.(a)	9,933	499,531
Adeia, Inc.	10,779	354,952
Agilysys, Inc.(a)(b)	2,497	260,937
Alarm.com Holdings, Inc.(a)	4,814	224,910
BlackLine, Inc.(a)	4,800	134,736
Box, Inc., Class A(a)	13,465	357,361
Cleanspark, Inc.(a)	24,993	363,648
Clear Secure, Inc., Class A	8,945	498,505
Life360, Inc.(a)(b)	7,922	438,562
LiveRamp Holdings, Inc.(a)	6,149	231,448
MARA Holdings, Inc.(a)	37,192	516,597
N-able, Inc.(a)	7,709	28,292
NCR Voyix Corp.(a)(b)	13,422	109,658
Progress Software Corp.(a)	4,097	137,577
Q2 Holdings, Inc.(a)	6,097	293,266
RingCentral, Inc., Class A	7,214	281,202
Sprinklr, Inc., Class A(a)	10,995	56,734
SPS Commerce, Inc.(a)	3,577	204,497
Teradata Corp.(a)	9,164	317,533
		5,571,914
Specialized REITs — 0.5%
Four Corners Property Trust, Inc.	10,751	263,937
Outfront Media, Inc.	14,920	488,779
Safehold, Inc.	4,463	70,069
		822,785
Specialty Retail — 2.9%
Advance Auto Parts, Inc.	5,900	367,098
American Eagle Outfitters, Inc.	15,175	261,010
Asbury Automotive Group, Inc.(a)	1,814	364,759
Boot Barn Holdings, Inc.(a)	2,960	486,239
Buckle, Inc. (The)	2,972	125,418
CarMax, Inc.(a)	13,843	732,156
Group 1 Automotive, Inc.	1,147	333,972
MarineMax, Inc.(a)	1,888	69,139
National Vision Holdings, Inc.(a)	7,803	148,335
Sally Beauty Holdings, Inc.(a)(b)	9,291	131,375
Signet Jewelers Ltd.	3,917	337,645
Sonic Automotive, Inc., Class A	1,278	108,362
Upbound Group, Inc.	5,111	108,456
Urban Outfitters, Inc.(a)	5,002	354,442
Victoria’s Secret & Co.(a)	7,755	647,387
Winmark Corp.	290	122,693
		4,698,486
Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc.(a)	4,580	44,289
Diebold Nixdorf, Inc.(a)	3,371	286,602
		330,891
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s, Inc.	3,615	$ 148,793
G-III Apparel Group Ltd.	3,615	121,862
Kontoor Brands, Inc.	4,952	412,700
Steven Madden Ltd.	7,119	299,710
Under Armour, Inc., Class A(a)	18,389	117,506
Under Armour, Inc., Class C, NVS(a)	11,643	72,419
Wolverine World Wide, Inc.	7,986	132,008
		1,304,998
Trading Companies & Distributors — 0.7%
Boise Cascade Co.	3,440	267,047
DNOW, Inc.(a)(b)	17,777	230,568
DXP Enterprises, Inc.(a)	1,223	206,369
Rush Enterprises, Inc., Class A	5,961	435,064
		1,139,048
Water Utilities — 0.6%
American States Water Co.	3,819	315,564
California Water Service Group	5,831	283,678
H2O America	3,831	232,810
Middlesex Water Co.	1,815	101,930
		933,982
Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	4,471	67,423
Telephone & Data Systems, Inc.	9,419	348,597
		416,020
Total Long-Term Investments — 97.8% (Cost: $121,936,034)		157,207,614
Short-Term Securities
Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(d)(e)(f)	7,079,170	7,081,293
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(d)(e)	3,260,397	3,260,397
Total Short-Term Securities — 6.4% (Cost: $10,340,959)		10,341,690
Total Investments — 104.2% (Cost: $132,276,993)		167,549,304
Liabilities in Excess of Other Assets — (4.2)%		(6,804,024)
Net Assets — 100.0%		$ 160,745,280

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,423,313	$ 3,657,163 (a)	$ —	$ 223	$ 594	$ 7,081,293	7,079,170	$ 3,597 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,195,056	1,065,341 (a)	—	—	—	3,260,397	3,260,397	18,045	—
				$ 223	$ 594	$ 10,341,690		$ 21,642	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	25	09/18/26	$ 381	$ 905
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Alignment Healthcare, Inc.	Merrill Lynch International	USD	353,706	02/15/28	-	1D OBFR01	Monthly	$ 31,230
Ameris Bancorp	BNP Paribas SA		37,612	09/09/27	0.40%	1D OBFR01	Monthly	26
Arbor Realty Trust, Inc.	Goldman Sachs Bank USA		19,477	08/19/26	(0.75)%	1D FEDL01	Monthly	994
Atlantic Union Bankshares Corp.	BNP Paribas SA		38,950	09/09/27	0.40%	1D OBFR01	Monthly	1,033
Axos Financial, Inc.	BNP Paribas SA		35,951	09/09/27	0.40%	1D OBFR01	Monthly	765
Banc of California, Inc.	BNP Paribas SA		19,697	09/09/27	0.40%	1D OBFR01	Monthly	(431)
Bancorp, Inc. (The)	BNP Paribas SA		16,225	09/09/27	0.40%	1D OBFR01	Monthly	312
Bank of Hawaii Corp.	BNP Paribas SA		22,329	09/09/27	0.40%	1D OBFR01	Monthly	(245)
BankUnited, Inc.	Goldman Sachs Bank USA		44,134	08/18/26	0.40%	1D FEDL01	Monthly	(868)
Banner Corp.	Merrill Lynch International		15,171	02/15/28	0.40%	1D OBFR01	Monthly	(289)
Beacon Financial Corp.	BNP Paribas SA		17,888	09/09/27	0.40%	1D OBFR01	Monthly	(197)
Bread Financial Holdings, Inc.	Goldman Sachs Bank USA		42,778	08/19/26	0.40%	1D FEDL01	Monthly	1,429
Bread Financial Holdings, Inc.	HSBC Bank PLC		103,396	02/09/28	0.40%	1D OBFR01	Monthly	19,148
Bread Financial Holdings, Inc.	JPMorgan Chase Bank N.A.		32,274	02/09/27	0.40%	1D OBFR01	Monthly	5,648
Cathay General Bancorp	BNP Paribas SA		27,841	09/09/27	0.40%	1D OBFR01	Monthly	55
Central Pacific Financial Corp.	Goldman Sachs Bank USA		13,363	08/18/26	0.40%	1D FEDL01	Monthly	504
Community Financial System, Inc.	BNP Paribas SA		22,333	09/09/27	0.40%	1D OBFR01	Monthly	18
CVB Financial Corp.	BNP Paribas SA		25,798	09/09/27	0.40%	1D OBFR01	Monthly	270
Douglas Emmett, Inc.	Goldman Sachs Bank USA		29,670	08/18/26	0.40%	1D FEDL01	Monthly	(453)
Employers Holdings, Inc.	BNP Paribas SA		6,071	09/09/27	0.40%	1D OBFR01	Monthly	(13)
First BanCorp/Puerto Rico	BNP Paribas SA		27,447	09/09/27	0.40%	1D OBFR01	Monthly	(517)
First Financial Bancorp	BNP Paribas SA		21,780	09/09/27	0.40%	1D OBFR01	Monthly	446
Fulton Financial Corp.	BNP Paribas SA		32,006	09/09/27	0.40%	1D OBFR01	Monthly	95
Genworth Financial, Inc.	Merrill Lynch International		48,048	02/15/28	0.40%	1D OBFR01	Monthly	1,982
Hanmi Financial Corp.	BNP Paribas SA		5,975	09/09/27	0.40%	1D OBFR01	Monthly	19
Heritage Financial Corp.	BNP Paribas SA		7,622	09/09/27	0.40%	1D OBFR01	Monthly	108
Horace Mann Educators Corp.	BNP Paribas SA		13,140	09/09/27	0.40%	1D OBFR01	Monthly	83

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Independent Bank Corp.	Goldman Sachs Bank USA	USD	27,354	08/18/26	0.40%	1D FEDL01	Monthly	$ (145)
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA		33,553	08/19/26	0.40%	1D FEDL01	Monthly	(2,222)
Jackson Financial, Inc., Class A	HSBC Bank PLC		148,261	02/09/28	0.40%	1D OBFR01	Monthly	(6,758)
Jackson Financial, Inc., Class A	JPMorgan Chase Bank N.A.		212,352	02/09/27	0.40%	1D OBFR01	Monthly	(11,155)
Kemper Corp.	Merrill Lynch International		78,614	02/15/28	0.40%	1D OBFR01	Monthly	5,555
Lakeland Financial Corp.	JPMorgan Chase Bank N.A.		1,587	02/09/27	-	1D OBFR01	Monthly	17
Lincoln National Corp.	Goldman Sachs Bank USA		31,672	08/18/26	0.40%	1D FEDL01	Monthly	(1,871)
Lincoln National Corp.	HSBC Bank PLC		111,809	02/09/28	0.40%	1D OBFR01	Monthly	957
Lincoln National Corp.	JPMorgan Chase Bank N.A.		96,618	02/09/27	0.40%	1D OBFR01	Monthly	(2,941)
Macerich Co. (The)	BNP Paribas SA		47,653	09/09/27	0.40%	1D OBFR01	Monthly	(900)
MarketAxess Holdings, Inc.	Merrill Lynch International		28,106	02/15/28	-	1D OBFR01	Monthly	153
Moelis & Co., Class A	Goldman Sachs Bank USA		43,380	08/18/26	0.40%	1D FEDL01	Monthly	(2,492)
Moelis & Co., Class A	HSBC Bank PLC		41,129	02/09/28	0.40%	1D OBFR01	Monthly	(699)
National Bank Holdings Corp., Class A	BNP Paribas SA		12,788	09/09/27	0.40%	1D OBFR01	Monthly	(170)
Northwest Bancshares, Inc.	BNP Paribas SA		13,955	09/09/27	0.40%	1D OBFR01	Monthly	83
OFG Bancorp	BNP Paribas SA		13,508	09/09/27	0.40%	1D OBFR01	Monthly	84
OneSpaWorld Holdings Ltd.	BNP Paribas SA		261,292	09/09/27	0.40%	1D OBFR01	Monthly	19,357
Pathward Financial, Inc.	BNP Paribas SA		11,607	09/09/27	0.40%	1D OBFR01	Monthly	59
Payoneer Global, Inc.	BNP Paribas SA		12,170	09/09/27	0.40%	1D OBFR01	Monthly	48
Pebblebrook Hotel Trust	BNP Paribas SA		13,558	09/09/27	0.40%	1D OBFR01	Monthly	378
Perdoceo Education Corp.	BNP Paribas SA		12,252	09/09/27	0.40%	1D OBFR01	Monthly	(380)
Pitney Bowes, Inc.	HSBC Bank PLC		89,091	02/09/28	0.40%	1D OBFR01	Monthly	2,556
Preferred Bank	Goldman Sachs Bank USA		12,633	08/19/26	0.40%	1D FEDL01	Monthly	756
Preferred Bank	HSBC Bank PLC		20,186	02/09/28	0.40%	1D OBFR01	Monthly	1,704
Preferred Bank	JPMorgan Chase Bank N.A.		18,006	02/09/27	0.40%	1D OBFR01	Monthly	1,015
Provident Financial Services, Inc.	BNP Paribas SA		21,012	09/09/27	0.40%	1D OBFR01	Monthly	75
Remitly Global, Inc.	Merrill Lynch International		356,654	02/15/28	-	1D OBFR01	Monthly	21,582
Renasant Corp.	BNP Paribas SA		27,081	09/09/27	0.40%	1D OBFR01	Monthly	(621)
S&T Bancorp, Inc.	BNP Paribas SA		11,147	09/09/27	0.40%	1D OBFR01	Monthly	43
Seacoast Banking Corp. of Florida	BNP Paribas SA		21,409	09/09/27	0.40%	1D OBFR01	Monthly	437
Simmons First National Corp., Class A	BNP Paribas SA		22,622	09/09/27	0.40%	1D OBFR01	Monthly	(244)
SiriusPoint Ltd.	HSBC Bank PLC		27,728	02/09/28	0.40%	1D OBFR01	Monthly	2,728
SiriusPoint Ltd.	JPMorgan Chase Bank N.A.		36,506	02/09/27	0.40%	1D OBFR01	Monthly	2,255
StepStone Group, Inc., Class A	BNP Paribas SA		21,072	09/09/27	0.40%	1D OBFR01	Monthly	(61)
Tanger, Inc.	BNP Paribas SA		32,791	09/09/27	0.40%	1D OBFR01	Monthly	(1,057)
TrustCo Bank Corp.	HSBC Bank PLC		5,922	02/09/28	0.40%	1D OBFR01	Monthly	63
United Community Banks, Inc.	Goldman Sachs Bank USA		64,609	08/18/26	0.40%	1D FEDL01	Monthly	2,027
WaFd, Inc.	Merrill Lynch International		20,507	02/15/28	-	1D OBFR01	Monthly	290
Westamerica BanCorp	BNP Paribas SA		8,829	09/09/27	0.40%	1D OBFR01	Monthly	(146)
Western Union Co. (The)	BNP Paribas SA		28,061	09/09/27	0.40%	1D OBFR01	Monthly	1,252
Western Union Co. (The)	JPMorgan Chase Bank N.A.		5,953	02/09/27	0.40%	1D OBFR01	Monthly	214
WSFS Financial Corp.	Goldman Sachs Bank USA		26,987	08/18/26	0.40%	1D FEDL01	Monthly	(132)
Total long positions of equity swaps								92,846
Net dividends and financing fees								(3,091)
Total equity swap contracts including dividends and financing fees								$ 89,755

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® ESG Select Screened S&P Small-Cap ETF
Fair Value Hierarchy as of Period End (continued)
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 157,207,614	$ —	$ —	$ 157,207,614
Short-Term Securities
Money Market Funds	10,341,690	—	—	10,341,690
	$ 167,549,304	$ —	$ —	$ 167,549,304
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 905	$ 127,853	$ —	$ 128,758
Liabilities
Equity Contracts	—	(38,098)	—	(38,098)
	$ 905	$ 89,755	$ —	$ 90,660

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust